Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2014
Share-based Compensation [Abstract]
Summary Of Grant Information	The following is the summary of grant information:

Shares in thousands	December 31, 2014
Unissued common stock reserved for issuance under all plans	1,219
Shares available for future grants	1,090

Summary Of Share Based Payments
Certain information regarding our share-based payments is as follows:

	Year Ended December 31,
Dollars in thousands except per share data	2014	2013	2012
Share-based payments expense:
Share-based compensation - stock options	$803	$1,566	$2,654
Share-based compensation - restricted stock	11,214	10,504	10,593
Share-based payments for content arrangements	1,367	4,761	6,115
Total share-based payments expense	$13,384	$16,831	$19,362
Tax benefit on share-based payments expense	$5,134	$6,392	$7,246
Per share weighted average grant date fair value of stock options granted	$—	$53.90	$27.24
Per share weighted average grant date fair value of restricted stock granted	$71.37	$53.94	$55.94
Total intrinsic value of stock options exercised	$3,263	$10,567	$10,509
Grant date fair value of restricted stock vested	$13,036	$12,641	$11,648

	December 31, 2014
Dollars in thousands	Unrecognized Share-Based Payments Expense	Weighted-Average Remaining Life
Unrecognized share-based payments expense:
Share-based compensation - stock options	$863	1.8 years
Share-based compensation - restricted stock	20,714	2.1 years
Share-based payments for content arrangements (1)	1,041	0.8 years
Total unrecognized share-based payments expense	$22,618

Schedule of Share-based Compensation, Stock Options, Activity
The following table presents a summary of stock option activity for 2014:

Shares in thousands	Options	Weighted Average Exercise Price
Outstanding, December 31, 2013	248	$45.72
Granted	—	$—
Exercised	(103)	$36.17
Canceled, expired, or forfeited	(17)	$52.04
Outstanding, December 31, 2014	128	$52.59

Schedule Of Information Regarding Stock Options Outstanding
Certain information regarding stock options outstanding as of December 31, 2014, is as follows:

	Options
Shares and intrinsic value in thousands	Outstanding	Exercisable
Number	128	58
Weighted average per share exercise price	$52.59	$51.48
Aggregate intrinsic value	$2,904	$1,384
Weighted average remaining contractual term (in years)	7.31	6.79

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
The following table presents a summary of restricted stock award activity for 2014:

Shares in thousands	Restricted Stock Awards	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2013	597	$52.58
Granted	347	$71.37
Vested	(190)	$50.41
Forfeited	(145)	$59.35
Non-vested, December 31, 2014	609	$62.35

Schedule of Information Related to Share Based Payments for content Arrangements
Information related to the shares of restricted stock granted as part of these agreements as of December 31, 2014, is as follows:

Whole shares	Granted	Vested	Unvested	Remaining Vesting Period
Sony (1)	218,348	218,348	—	N/A
Paramount (2)	300,000	255,000	45,000	one day
Total	518,348	473,348	45,000

Schedule of Expected Amortization Expense of Share-Based Compensation
The expected future recognition of expense associated with the rights to receive cash as of December 31, 2014 is as follows:

Dollars in thousands	Expected Expense
2015	$4,588
2016	2,953
2017	513
Remaining total expected expense	$8,054